FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2011
Assets Measured at Fair Value on Recurring Basis

Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2011 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2011
	(RMB)	(RMB)	(RMB)	(RMB)	(US$)

Available-for-sale investments	—	—	386,851,118	386,851,118	61,464,453

Total	—	—	386,851,118	386,851,118	61,464,453

	Fair Value Measurement at December 31, 2010 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2010
	(RMB)	(RMB)	(RMB)	(RMB)

Available-for-sale investments	—	—	423,302,661	423,302,661

Total	—	—	423,302,661	423,302,661

Valuation of Available-for-Sale Investments

The following table summarizes the valuation of the available-for-sale investments:

Amount
(RMB)
Fair value of available-for-sale investment as at January 1, 2010	450,966,634
Unrealized gain in fair value of Series A Preferred Shares in MET (see Note 12)	(73,032)
Unrealized loss in fair value of Series C Preferred Shares in 51.com (see Note 12)	(14,467,019)
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(13,123,922)

Fair value of available-for-sale investment as at December 31, 2010	423,302,661

Unrealized loss in fair value of Series A Preferred Shares in MET (see Note 12)	4,893,132
Unrealized loss in fair value of Series C Preferred Shares in 51.com (see Note 12)	(20,890,689)
Transfer in and/or out of Level 3
Effect of exchange rate change	(20,453,986)

Fair value of available-for-sale investment as at December 31, 2011	386,851,118

Fair value of available-for-sale investment as at December 31, 2011 (US$)	61,464,453

Assets Measured at Fair Value on Non-recurring Basis

Assets measured at fair value on a non-recurring basis are summarized as below:

	Fair Value at December 31, 2010	Total impairment loss recognized for the year ended December 31, 2010	Fair Value at December 31, 2011	Total impairment loss recognized for the year ended December 31, 2011
	(RMB)		(RMB)	(RMB)

Acquired intangible assets-software	1,146,029	—	—	—
Goodwill	15,977,373	—	—	—
KOK 3 game software	—	46,557,669	—	—

Five One Network Development Co.Ltd | Series C Preferred Stock
Fair Value of Preferred Shares Estimated Assumptions

The fair value of the Series C Preferred Share of 51.com was estimated using the following assumptions:

	December 31,
	2010	2011

Risk-free interest rates	1.27%	0.72%
Expected volatility	38.04%	50.92%
Probabilities of different scenarios:
- IPO	50%	25%
- Liquidation	25%	25%
- Redemption	25%	50%

Mobile Embedded Technology Inc | Series A Preferred Stock
Fair Value of Preferred Shares Estimated Assumptions

The fair value of the MET’s Series A Preferred Shares was estimated using the following assumptions:

	December 31,
	2010	2011

Risk-free interest rates	1.87%	0.35%
Expected volatility	61.71%	52.36%
Probabilities of different scenarios:
- IPO	50%	—
- Liquidation	25%	25%
- Redemption	25%	75%